Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains (losses) on investment securities		¥ 307,476	¥ (172,382)	¥ 1,721,877
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(274,278)	(239,934)	(143,899)
Net change		33,198	(412,316)	1,577,978
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains (losses) on investment securities		(107,082)	81,568	(625,204)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		86,845	80,967	47,043
Net change		(20,237)	162,535	(578,161)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains (losses) on investment securities		200,394	(90,814)	1,096,673
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(187,433)	(158,967)	(96,856)
Net change	[1]	12,961	(249,781)	999,817
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests		(19,023)	59,460	(32,015)
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group		31,984	(309,241)	1,031,832
Net debt valuation adjustments (Note 14), Before tax:
Net debt valuation adjustments		(12,693)	6,005
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		215	(707)
Net change		(12,478)	5,298
Net debt valuation adjustments (Note 14), Tax (expense) or benefit:
Net debt valuation adjustments		3,994	(2,032)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(68)	239
Net change		3,926	(1,793)
Net debt valuation adjustments (Note 14), Net of tax:
Net debt valuation adjustments		(8,699)	3,973
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		147	(468)
Net change		(8,552)	3,505
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group		(8,552)	3,505
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		(4,321)	23,633	13,853
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(18,367)	(20,599)	(12,363)
Net change		(22,688)	3,034	1,490
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		2,041	(9,320)	(5,448)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		7,402	8,094	4,857
Net change		9,443	(1,226)	(591)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		(2,280)	14,313	8,405
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(10,965)	(12,505)	(7,506)
Net change		(13,245)	1,808	899
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group		(13,245)	1,808	899
Defined benefit plans, Before tax:
Defined benefit plans		131,971	(209,209)	12,176
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		20,105	9,839	12,716
Net change		152,076	(199,370)	24,892
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans		(41,852)	72,115	(2,052)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		(6,652)	(4,238)	(3,913)
Net change		(48,504)	67,877	(5,965)
Defined benefit plans, Net of tax:
Defined benefit plans		90,119	(137,094)	10,124
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		13,453	5,601	8,803
Net change		103,572	(131,493)	18,927
Defined benefit plans attributable to noncontrolling interests		212	(1,711)	231
Defined benefit plans attributable to Mitsubishi UFJ Financial Group		103,360	(129,782)	18,696
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments		(148,460)	(396,995)	782,744
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		3,293	(3,670)	1,109
Net change		(145,167)	(400,665)	783,853
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments		2,424	43,109	(94,616)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(467)	879	(719)
Net change		1,957	43,988	(95,335)
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments		(146,036)	(353,886)	688,128
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		2,826	(2,791)	390
Net change		(143,210)	(356,677)	688,518
Foreign currency translation adjustments attributable to noncontrolling interests		(5,954)	(29,976)	30,372
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group		(137,256)	(326,701)	658,146
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group		¥ (23,709)	¥ (760,411)	¥ 1,709,573

[1]	Unrealized gains of ¥56 million, ¥17 million and ¥24 million, net of tax, related to debt securities with credit component were realized and included in net income before attribution of noncontrolling interests for the fiscal years ended March 31, 2015, 2016 and 2017, respectively.